Taxes (Details) - Schedule of Taxes Payable	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Taxes Payable [Abstract]
VAT taxes payable	¥ 396,457	$ 55,975	¥ 41,902
Income taxes payable	5,024,623	709,422	5,363,733
Other taxes payable	2,009,768	283,758	24,094
Total	¥ 7,430,848	$ 1,049,155	¥ 5,429,729